Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund - Fidelity Advisor Capital Development Fund - Class A
Nov. 29, 2022
Bar Chart Table:
Annual Return 2012	16.52%
Annual Return 2013	31.24%
Annual Return 2014	9.80%
Annual Return 2015	(3.01%)
Annual Return 2016	16.24%
Annual Return 2017	17.73%
Annual Return 2018	(9.09%)
Annual Return 2019	30.94%
Annual Return 2020	8.86%
Annual Return 2021	25.05%